Derivative and Hedging (Narrative) (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) item	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) item	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Amounts reported in accumulated other comprehensive loss		$ 1	$ 2	$ 2	$ 3	$ 2	$ 3
Amounts reported in other comprehensive income or loss (net of tax)	$ (2)	$ 1	(21)	$ (18)	$ (18)	$ (31)	$ 20
Cross-Currency Swaps [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Fair value gain (loss) on settlement	16		(1)
Cash flow hedges – loss on settlement (net of tax)	4		15
Amounts reported in other comprehensive income or loss (net of tax)	$ 3		$ 12
Interest Rate Swap [Member]
Derivative [Line Items]
Number of interest rate derivatives | item	0		0
Interest Rate Swap [Member] | Senior Notes due June 15, 2054 [Member]
Derivative [Line Items]
Fair value gain (loss) on settlement			$ (17)
Cash flow hedges – loss on settlement (net of tax)			(13)
Amounts reported in accumulated other comprehensive loss			$ 4
Notes term			30 years